Related party transactions - Interest income (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2020
Related party transactions
Interest income	$ 2,009	$ 335	$ 1,639	$ 7
Associates
Related party transactions
Interest income	993	333	1,404
Castcrown Ltd
Related party transactions
Interest income	198	62	325
MX Capital Ltd
Related party transactions
Interest income	$ 795	$ 271	$ 1,079